Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 14,108	¥ 90,970	¥ 107,292	¥ 131,903
Net income for basic and diluted net income per share	$ 14,108	¥ 90,970	¥ 99,184	¥ 116,853
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248	73,003,248	73,003,248	73,003,248
Earnings per share
Basic | (per share)	$ 0.19	¥ 1.25	¥ 1.36	¥ 1.60
Diluted | (per share)	$ 0.19	¥ 1.25	¥ 1.36	¥ 1.60
Convertible notes
Numerator:
Earnings allocated to participating convertible notes | ¥		¥ 0	¥ (8,108)	¥ (15,050)
Earnings per share
Interest rate	7.00%	7.00%
Anti-dilutive ordinary shares	40,521,495	40,521,495	40,521,495	40,521,495